Goodwill and Other Intangibles	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

(5)   GOODWILL AND OTHER INTANGIBLES

Goodwill by business segment is as follows:

	Americas	Asia Pacific	Europe, Middle East & Africa	Total
Balance, December 31, 2019	$371.5	$50.3	$184.0	$605.8
Foreign currency translation and other	(1.3)	3.0	4.2	5.9
Balance, September 30, 2020	$370.2	$53.3	$188.2	$611.7

The gross carrying amount and accumulated amortization of identifiable intangible assets by major class follow:

As of September 30, 2020	Gross	Accumulated Amortization	Net
Customer relationships	$1,095.6	$(334.2)	$761.4
Developed technology	321.0	(130.9)	190.1
Capitalized software	92.9	(45.8)	47.1
Trademarks	36.6	(16.0)	20.6
Total finite-lived identifiable intangible assets	$1,546.1	$(526.9)	$1,019.2
Indefinite-lived trademarks	292.5	—	292.5
Total intangible assets	$1,838.6	$(526.9)	$1,311.7

As of December 31, 2019	Gross	Accumulated Amortization	Net
Customer relationships	$1,099.2	$(268.2)	$831.0
Developed technology	328.2	(105.4)	222.8
Capitalized software	103.3	(35.8)	67.5
Trademarks	38.6	(12.4)	26.2
Favorable operating leases	2.1	(2.1)	—
Total finite-lived identifiable intangible assets	$1,571.4	$(423.9)	$1,147.5
Indefinite-lived trademarks	294.1	—	294.1
Total intangible assets	$1,865.5	$(423.9)	$1,441.6

Total intangible asset amortization expense for the three and nine months ended September 30, 2020 and 2019 was $35.8, $36.9 and $107.8, $109.2, respectively.

During the quarter ended June 30, 2020, management changed its strategy on the ERP platform that was being implemented in the Americas segment. As a result, the Company recognized a write-off of approximately $12.3, consisting primarily of capitalized software costs, which is recorded as a corporate expense, within other deductions, net in the unaudited condensed consolidated statement of earnings (loss).

During the quarter ended September 30, 2020, in connection with the restructuring program, management determined a certain product line in the Americas segment to be non-core to the business. As a result, the Company recognized an impairment charge of $9.4, consisting primarily of developed technology and trademarks, which is recorded within other deductions, net in the unaudited condensed consolidated statement of earnings (loss).

The Company considered the overall macroeconomic conditions as a result of the COVID-19 pandemic and the uncertainty surrounding the global economy and concluded that it was not more likely than not that the fair value of its three reporting units declined below their carrying value and therefore an interim quantitative impairment test was not required at September 30, 2020. The present uncertainty surrounding the global economy due to the COVID-19 pandemic increases the likelihood that adverse changes in key assumptions used to determine the fair value of reporting units like sales estimates, cost factors, discount rates and stock price could result in interim quantitative goodwill impairment tests and non-cash goodwill impairments in future periods.

In view of the COVID-19 pandemic the Company also reviewed its indefinite-lived tradename intangible assets and concluded that it was not more likely than not the fair value of such tradename assets were below its carrying value. However, uncertainty surrounding the impact of the COVID-19 pandemic increases the likelihood that adverse changes in key assumptions used to determine the fair value of indefinite-lived intangibles like sales estimates or discount rates could result in interim quantitative tradename impairments tests and non-cash tradename impairments in future periods. Additionally, uncertainty around the current macroeconomic environment could result in changes to the Company’s marketing and branding strategy which also could impact the carrying value or estimated useful lives of the Company’s tradenames.

(6) GOODWILL AND OTHER INTANGIBLES

The change in the carrying value of goodwill by segment follows:

			Europe,
			Middle East &
	Americas	Asia Pacific	Africa	Total
Balance, December 31, 2017	$356.4	$53.1	$186.6	$596.1
Foreign currency translation	1.9	(2.5)	(10.5)	(11.1)
Measurement period adjustments (1)	9.0	0.3	3.0	12.3
Acquisitions (1)	29.2	—	7.5	36.7
Balance, December 31, 2018	$396.5	$50.9	$186.6	$634.0
Foreign currency translation and other	(25.0)	(0.6)	(2.6)	(28.2)
Balance, December 31, 2019	$371.5	$50.3	$184.0	$605.8
(1)	Represents measurement period adjustments related to the Geist and Energy Labs acquisitions. See note 2 for additional information.

The gross carrying amount and accumulated amortization of identifiable intangible assets by major class follow:

		Accumulated
As of December 31, 2019	Gross	Amortization	Net
Customer relationships	$1,099.2	$(268.2)	$831.0
Developed Technology	328.2	(105.4)	222.8
Capitalized software	103.3	(35.8)	67.5
Trademarks	38.6	(12.4)	26.2
Favorable operating leases	2.1	(2.1)	—
Total finite-lived identifiable intangible assets	$1,571.4	$(423.9)	$1,147.5
Indefinite-lived Trademarks	294.1	—	294.1
Total Intangible Assets	$1,865.5	$(423.9)	$1,441.6

		Accumulated
As of December 31, 2018	Gross	Amortization	Net
Customer relationships	$1,102.0	$(180.4)	$921.6
Developed Technology	326.2	(70.5)	255.7
Capitalized software	81.6	(17.9)	63.7
Trademarks	38.6	(7.7)	30.9
Favorable operating leases	2.1	(1.8)	0.3
Backlog	139.2	(139.2)	—
Total finite-lived identifiable intangible assets	$1,689.7	$(417.5)	$1,272.2
Indefinite-lived Trademarks	292.0	—	292.0
Total Intangible Assets	$1,981.7	$(417.5)	$1,564.2

Total intangible asset amortization expense for the years ended December 31, 2019, 2018 and 2017, was $145.8,  $156.6,  $224.8, respectively.  Based on intangible asset balances as of December 31, 2019, expected amortization expense is $145.2 in 2020, $145.9 in 2021,  $137.9 in 2022, $133.2 in 2023, $133.0 in 2024.